Investments - Schedule of Measurements of Fair Value of Assets and Liabilities (Parenthetical) (Details)	Jul. 20, 2023	Apr. 28, 2023	Jun. 29, 2022
C E M I G Sim [Member]
Disclosure of detailed information about borrowings [line items]
Acquisition rate	100.00%	100.00%	100.00%